Derivative Hedging Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Investment for qualified affordable housing projects included in other assets	$ 2,754,000	$ 2,177,000
Unfunded commitments related to the investments in qualified affordable housing projects	2,313,000	2,195,000
Recognized amortization expense included in pre-tax income	304,000	240,000
Recognized tax credits and other benefits from its investment in affordable housing tax credits	538,000	422,000
Impairment losses related to its investment in qualified affordable housing projects	$ 0	$ 0